Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ 1,051	$ 1,617
AUD [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	10	205
GB Pound [Member]
Financial Instruments and Risk Management (Details) - Schedule of sensitivity analysis [Line Items]
Sensitivity analysis	$ 45	$ 53